Notes receivable	12 Months Ended
Dec. 31, 2020
Notes receivable
Notes receivable

Note 8 – Notes receivable

Notes receivable consist of the following:

	December 31,	December 31,
	2020	2019
Notes receivable Curaleaf NJ, Inc. (Note 4)	$—	$56,437
Notes receivable Remedy Compassion Center, Inc. (Note 4)	—	729
Notes receivable RJB Enterprises, LLC.	1,645	—
Notes receivable Curaleaf Maryland, Inc.	3,000	—
Total notes receivable	$4,645	$57,166

Current portion of notes receivable	2,645	—
Long term notes receivable	2,000	57,166
Total notes receivable	$4,645	$57,166

In October 2016, the Company entered into a $500 note receivable with Remedy Compassion Center, Inc (“RMC”). The note receivable has an interest rate of 12% per annum and interest payments are payable monthly. The principal balance of the loan is payable upon the maturity date of December 31, 2019. The notes receivable carries certain financial and non-financial covenants. The note receivable with RMC remained unpaid past the maturity date and continued accruing interest until it was used as the consideration paid for acquiring control of RMC due to the conversion of RMC to a for-profit corporation triggering a termination of the previous MSA and signing of the Remedy Operating Agreement (See Note 4). During the years ended December 31, 2020 and 2019, the Company recorded $37 and $82 of interest income, respectively.

In February 2011, the Company entered into a management services agreement which included a $2,500 credit facility, structured as a ten year term loan, with Curaleaf NJ, Inc., an unrelated party. The term loan had an interest rate of 18% per annum and interest payments were payable quarterly or added to the principal balance of the loan if payment was not made. In January 2019, the Company entered into the NJ Note to increase the term loan up to $70,000 with the same interest rate of 18% and maturity date of December 31, 2021. During the years ended December 31, 2020 and 2019, the Company recorded $6,336 and $8,017 of interest income, respectively.  Additionally, the Company provided Curaleaf NJ, Inc. with management services for fees which are added to the note receivable. Revenue from Curaleaf NJ, Inc. accounted for approximately 3% and 17% of total revenue for the years ended December 31, 2020 and 2019, respectively.

Under the terms of the NJ Note, the outstanding balance of the principal and interest was convertible upon conversion of Curaleaf, NJ, Inc. from a non-for-profit corporation to a for-profit corporation in accordance with New Jersey law. In January 2020, Curaleaf NJ, Inc. submitted a request for authorization to sell and transfer its alternative treatment center (“ATC”) permit and substantially all of its assets to the Company in exchange for forgiveness of the outstanding balance of the principal and interest of the NJ Note. Upon receiving approval from the State of New Jersey and other regulatory bodies, the transaction closed in July 2020. As a result of the closing of the sale and transfer of the assets, the $83,233 balance of the NJ Note was applied to the purchase price. See Note 4 for futher details.

In February 2020, the Company entered into a note receivable agreement with RJB Enterprises, LLC for a licensing arrangement for the purchase and processing of cannabis products associated with the Select product lines, structured as various term loan advances with a maximum borrowing amount of $7,000. The note receivable has an interest rate of 1.57% per annum and is payable upon maturity on March 1, 2022. The principal balance of the note is payable on the fifth day of each month starting on April 5, 2020, and so long as any indebtedness is outstanding under the note, is paid in increments of ten dollars and seventy-five cents per unit of licensed product sold by the borrower during the preceding month, with any remaining balance due upon maturity. The note can be prepaid at any time without any penalty or fees. The notes receivable carries certain financial and non-financial covenants.

The Company had been marketing the assets of Curaleaf Maryland, Inc., its licensed processing business in Maryland, with the intent to divest the Company from these assets to ensure compliance with Maryland regulations. In June 2020, the Company signed definitive agreements to sell 100% of Curaleaf Maryland, Inc. in October 2020. In November 2020, the Company announced the closing of its divestiture of Curaleaf Maryland, Inc. for total consideration of $4,000, of which $3,000 was issued as a note receivable from Curaleaf Maryland, Inc. The note receivable has a Payment-in-Kind (“PIK”)  interest rate of 13% per annum and is payable upon maturity on June 25, 2023. The principal balance of the note is payable each year on June 25th in equal installments of $1,000 with the interest due on the final payment.

Information about the Company’s exposure to credit and market risks, and impartment losses for notes receivable is included in Note 21.